Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.9%

AUSTRALIA — 2.0%
Rio Tinto PLC	769,561	$48,655,420

BRAZIL — 3.8%
MercadoLibre, Inc. *	62,777	94,916,313

CANADA — 4.0%
AbCellera Biologics, Inc. *	835,455	3,784,611
Constellation Software, Inc.	16,325	44,592,300
Lumine Group, Inc. *	915,392	24,200,058
Shopify, Inc., Class A *	339,465	26,196,514
		98,773,483
CHINA — 5.9%
Alibaba Group Holding Ltd.	1,548,788	14,005,433
Kweichow Moutai Co., Ltd., Class A	88,400	20,837,726
Meituan, Class B *	917,900	11,330,644
Ping An Insurance Group Co. of China Ltd., Class H	2,787,500	11,834,836
Silergy Corp.	1,140,000	11,661,898
Tencent Holdings Ltd.	1,199,600	46,724,353
Tencent Music Entertainment Group ADR *	2,760,095	30,885,463
		147,280,353
DENMARK — 4.8%
Ambu A/S, B Shares *	650,635	10,708,171
Demant A/S *	530,782	26,381,639
DSV A/S	208,936	33,963,521
Novonesis (Novozymes) B, B Shares	836,221	49,187,818
		120,241,149
FINLAND — 0.8%
Kone Oyj, Class B	406,200	18,923,688

FRANCE — 8.1%
Danone SA	707,175	45,715,219
Dassault Systemes SE	866,092	38,339,443
Edenred	673,395	35,955,757
Kering	56,578	22,409,610
LVMH Moet Hennessy Louis Vuitton SE	28,381	25,537,132
Nexans SA	137,842	14,410,192
Sartorius Stedim Biotech *	70,016	19,970,415
		202,337,768
GERMANY — 9.3%
BioNTech SE ADR *	124,789	11,511,785
Deutsche Boerse AG	240,973	49,348,848
Rational AG	34,050	29,337,350
SAP SE	438,912	85,464,506
Scout24 SE	720,822	54,305,503
		229,967,992
HONG KONG — 1.8%
AIA Group Ltd.	6,802,200	45,755,501

INDIA — 4.6%
HDFC Bank Ltd.	2,323,334	40,513,420
ICICI Lombard General Insurance Co., Ltd.	1,232,108	24,921,593

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
Reliance Industries Ltd.	1,373,328	$49,107,722
		114,542,735

IRELAND — 2.2%
Kingspan Group PLC	596,603	54,336,458

ITALY — 5.1%
FinecoBank Banca Fineco SpA	1,968,894	29,487,729
Ryanair Holdings PLC ADR	515,170	75,003,600
Technoprobe SpA *	1,637,175	14,862,139
Wizz Air Holdings PLC *	295,170	7,988,198
		127,341,666
JAPAN — 12.1%
Denso Corp.	1,268,600	24,295,813
FANUC Corp.	1,006,200	28,069,447
Keyence Corp.	53,800	24,977,237
MonotaRO Co., Ltd.	1,634,800	19,678,010
NIDEC Corp.	342,500	14,203,220
Nihon M&A Center Holdings, Inc.	3,212,000	20,447,818
Nintendo Co., Ltd.	506,600	27,642,436
Recruit Holdings Co., Ltd.	508,400	22,322,221
Shimano, Inc.	147,100	21,883,121
Shiseido Co., Ltd.	662,900	18,190,273
SMC Corp.	55,500	31,310,892
Sony Group Corp.	558,000	47,848,907
		300,869,395
NETHERLANDS — 7.8%
Adyen NV *	28,306	47,812,709
ASML Holding NV	48,876	47,383,418
EXOR NV	263,970	29,376,268
IMCD NV	227,873	40,107,947
Topicus.com, Inc.	342,659	30,695,244
		195,375,586
NORWAY — 0.2%
Aker Carbon Capture ASA *	9,968,118	5,338,137

PANAMA — 0.8%
Copa Holdings SA, Class A	182,923	19,053,260

RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	77,386	0
MMC Norilsk Nickel PJSC ADR *(b)	1	0
		0
SINGAPORE — 0.6%
Sea Ltd. ADR *	279,758	15,025,802

SOUTH AFRICA — 0.9%
Discovery Ltd.	3,562,844	22,691,968

SOUTH KOREA — 4.1%
Coupang, Inc. *	1,188,771	21,148,236
Samsung Electronics Co., Ltd.	1,325,320	79,648,435
		100,796,671

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
SPAIN — 1.5%
Amadeus IT Group SA	563,545	$36,177,735

SWEDEN — 3.7%
Atlas Copco AB, B Shares	3,294,485	48,659,402
Epiroc AB, B Shares	2,052,120	34,752,528
MIPS AB	261,310	8,560,659
		91,972,589
SWITZERLAND — 1.3%
Cie Financiere Richemont SA	203,996	31,056,435

TAIWAN — 4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,806,000	115,133,565

UNITED KINGDOM — 1.7%
B&M European Value Retail SA	1,810,979	12,484,598
Oxford Nanopore Technologies PLC *	3,153,979	4,836,666
Unilever PLC	478,426	24,017,867
		41,339,131
UNITED STATES — 7.2%
CRH PLC	786,180	67,855,209
Experian PLC	928,975	40,478,182
Monday.com Ltd. *	54,400	12,287,328
Nestle SA	304,573	32,360,869
Spotify Technology SA *	97,011	25,601,203
		178,582,791
Total Common Stocks
(cost $1,744,720,483)		2,456,485,591

WARRANT — 0.0%(a)

CANADA — 0.0% (a)
Constellation Software, Inc., expires 3/31/40 *	16,097	0

Total Warrant
(cost $0)		0

TOTAL INVESTMENTS — 98.9%
(cost $1,744,720,483)		$2,456,485,591
Other assets less liabilities — 1.1%		27,563,613
NET ASSETS — 100.0%		$2,484,049,204

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$462,430,351	$1,994,055,240	$0	$2,456,485,591
Warrant**	—	0	—	0
Total	$462,430,351	$1,994,055,240	$0	$2,456,485,591

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year to March 31, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2024

See previously submitted notes to the financial statements for the year ended December 31, 2023.